BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS (Narrative) (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Jun. 02, 2016	Dec. 17, 2015	Nov. 20, 2015	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Restricted cash and cash equivalents, noncurrent				$ 8,989	$ 8,989	$ 70,093
Dividends payable, date declared					Feb. 29, 2016
Other assets				19,906	$ 18,455	18,772
Long-term debt				$ 1,072,533	1,223,224	1,611,612
Decription of reverse stock split				on June 2, 2016 the Board approved an amendment (the "Reverse Split Amendment") to the Company's Amended and Restated Certificate of Incorporation. The Reverse Split Amendment effected a one (1) for six (6) reverse stock split and corresponding reduction of the number of authorized shares of common stock, par value $0.01 per share (the "Reverse Split"). The Reverse Split Amendment became effective on June 13, 2016.
Decription of stock conversion				, effective May 27, 2016 all Class B common shares and Class B warrants automatically converted into one Class A common share and one Class A warrant, respectively
Restatement Adjustment [Member]
Schedule of Equity Method Investments [Line Items]
Restricted cash and cash equivalents, noncurrent						70,093
Parent Company [Member]
Schedule of Equity Method Investments [Line Items]
Dividends payable, date declared			Nov. 20, 2015
Dividends payable, date of record			Dec. 03, 2015
Other assets					145	570
Long-term debt					$ 116,426	446,000
Parent Company [Member] | Osg Bulk Ships Inc and OSG International Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage by parent					100.00%
Common Class A [Member] | Parent Company [Member]
Schedule of Equity Method Investments [Line Items]
Share ratio issued as dividend		0.10%
Common Class A and Common Class B [Member]
Schedule of Equity Method Investments [Line Items]
Dividends payable, date of record				Dec. 03, 2015
Dividends payable, date to be paid				Dec. 17, 2015
Share ratio issued as dividend		0.10%
Common Class A and Common Class B [Member] | Parent Company [Member]
Schedule of Equity Method Investments [Line Items]
Dividends payable, date to be paid			Dec. 17, 2015
Maximum [Member] | Investment In Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					50.00%
Accounting Standards Update 201503 [Member]
Schedule of Equity Method Investments [Line Items]
Other assets				$ (44,543)	$ (44,543)	(44,741)
Long-term debt				$ (44,543)	$ (44,543)	$ (44,741)
Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Stock split conversion ratio	0.16666